Offerings - Offering: 1	May 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) of the Securities Act based on the proposed maximum aggregate offering price and Rule 457(r) of the Securities Act, which in accordance with Rule 456(b) and 457(r) under the Securities Act represents deferred payment of the registration fees in connection with the shelf registration statement on Form S-3 (File No. 333-285140) filed by the Registrant on February 21, 2025 which was automatically effective.